Annual Operating Expenses - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement Income Fund - Class A
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.70%
Fidelity Advisor Managed Retirement Income Fund - Class I
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%